Note 6 - Oil and Natural Gas Properties	12 Months Ended
Dec. 31, 2013
Oil and Gas Property [Abstract]
Oil and Gas Properties [Text Block]
6.	Oil and natural gas properties

The following tables present a summary of the Company’s oil and natural gas properties at December 31, 2013 and 2012:

	2013	2012

Proved-developed producing properties	$6,424	$4,960
Proved-developed non producing properties	9,534	9,509
Proved-undeveloped properties	9,972	9,850
Less: Accumulated depletion	(2,330)	(1,813)

Total oil and natural gas properties, net of accumulated depletion	$23,600	$22,506

On October 29, 2012, the Company obtained 100% of the working interests and 75% of the revenue interests of wells located in Gray County, Texas as settlement for notes receivable, related parties issued on March 31, 2012 and June 30, 2012 for approximately $1,477. The following table presents a summary of the assets and liabilities obtained:

Value of assets and liabilities obtained	$1,488
Proved oil and natural gas properties
Asset retirement obligations	(11)

Total assets and liabilities obtained	$1,477

Effective May 2013 through August 2013, TransCoastal entered into purchase agreements with several entities and individuals to acquire various oil and natural gas properties, which include working interests ranging from 0.247% to 100%, and net revenue interests ranging from 0.186% to 81.25% in multiple counties of Texas and Louisiana, for a total consideration of approximately $859. The purchase price was derived based on the cash consideration paid directly by the Company and debt financing, along with the issuance of common stock and warrants at fair value. The following table presents a summary of the fair value of assets and liabilities acquired in accordance with ASC 805-10, Business Combinations:

Fair value of assets acquired and liabilities assumed
Proved-developed producing properties	$876
Asset retirement obligation	(17)
Total fair value of assets acquired and liabilities assumed, net	$859

Consideration transferred
Cash consideration paid directly by the Company	$140
Cash consideration paid through debt financing	322
Stock to be issued at fair value	397
Total consideration paid	$859